UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/Phocas Real Estate Fund

(Class A: APRAX)

(Class I: APRIX)

SEMI-ANNUAL REPORT

JUNE 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (888) 966-9661 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (888) 966-9661 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Manager Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

AAM/Phocas Real Estate Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9
Supplemental Information	17
Expense Example	20

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/Phocas Real Estate Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/Phocas Real Estate Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.5%
	REITS-APARTMENTS — 13.8%
45,484	Bluerock Residential Growth, Inc. - Class A - REIT	$367,511
4,329	Camden Property Trust - REIT	394,891
3,173	Essex Property Trust, Inc. - REIT	727,156
79,331	Independence Realty Trust, Inc. - REIT	911,513
4,495	Mid-America Apartment Communities, Inc. - REIT	515,442
		2,916,513
	REITS-COMMERCIAL FINANCING — 3.8%
59,575	Jernigan Capital, Inc. - REIT	814,986
	REITS-DATA CENTER — 11.0%
2,251	Equinix, Inc. - REIT	1,580,877
11,496	QTS Realty Trust, Inc. - Class A - REIT	736,779
		2,317,656
	REITS-FREESTANDING — 3.4%
30,007	STORE Capital Corp. - REIT	714,467
	REITS-HEALTH CARE — 6.5%
43,751	Global Medical, Inc. - REIT	495,699
30,574	Sabra Health Care, Inc. - REIT	441,183
8,530	Welltower, Inc. - REIT	441,427
		1,378,309
	REITS-INDUSTRIALS — 12.6%
1,105	Innovative Industrial Properties, Inc. - REIT	97,262
13,639	Prologis, Inc. - REIT	1,272,928
31,263	Rexford Industrial Realty, Inc. - REIT	1,295,226
		2,665,416
	REITS-INFRASTRUCTURE — 11.8%
8,001	American Tower Corp. - REIT	2,068,579
2,550	Crown Castle International Corp. - REIT	426,742
		2,495,321
	REITS-LODGING/RESORTS — 2.1%
17,121	Pebblebrook Hotel Trust - REIT	233,873
6,211	Ryman Hospitality Properties, Inc. - REIT	214,900
		448,773
	REITS-MANUFACTURED HOMES — 5.1%
8,020	Sun Communities, Inc. - REIT	1,088,154
	REITS-OFFICE — 14.0%
7,621	Alexandria Real Estate Equities, Inc. - REIT	1,236,507
4,411	Boston Properties, Inc. - REIT	398,666
1

AAM/Phocas Real Estate Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS-OFFICE (Continued)
18,661	Hudson Pacific Properties, Inc. - REIT	$469,511
6,796	Kilroy Realty Corp. - REIT	398,925
9,161	SL Green Realty Corp. - REIT	451,546
		2,955,155
	REITS-REGIONAL MALLS — 2.8%
8,587	Simon Property Group, Inc. - REIT	587,179
	REITS-SELF STORAGE — 2.2%
4,933	Extra Space Storage, Inc. - REIT	455,661
	REITS-SHOPPING CENTERS — 3.7%
27,862	Kimco Realty Corp. - REIT	357,748
9,095	Regency Centers Corp. - REIT	417,370
		775,118
	REITS-SINGLE FAMILY HOME — 3.7%
28,706	Invitation Homes, Inc. - REIT	790,276
	TOTAL COMMON STOCKS
	(Cost $18,825,846)	20,402,984
	SHORT-TERM INVESTMENTS — 2.1%
442,784	Federated Treasury Obligations Fund - Institutional Class, 0.08%1	442,784
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $442,784)	442,784
	TOTAL INVESTMENTS — 98.6%
	(Cost $19,268,630)	20,845,768
	Other Assets in Excess of Liabilities — 1.4%	293,800
	TOTAL NET ASSETS — 100.0%	$21,139,568

REIT – Real Estate Investment Trusts

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

2

AAM/Phocas Real Estate Fund

SUMMARY OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
REITS-Office	14.0%
REITS-Apartments	13.8%
REITS-Industrials	12.6%
REITS-Infrastructure	11.8%
REITS-Data Center	11.0%
REITS-Health Care	6.5%
REITS-Manufactured Homes	5.1%
REITS-Commercial Financing	3.8%
REITS-Single Family Home	3.7%
REITS-Shopping Centers	3.7%
REITS-Freestanding	3.4%
REITS-Regional Malls	2.8%
REITS-Self Storage	2.2%
REITS-Lodging/Resorts	2.1%
Total Common Stocks	96.5%
Short-Term Investments	2.1%
Total Investments	98.6%
Other Assets in Excess of Liabilities	1.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

3

AAM/Phocas Real Estate Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2020 (Unaudited)

Assets:
Investments, at value (cost $19,268,630)	$20,845,768
Receivables:
Investment securities sold	199,915
Dividends and interest	98,758
Prepaid expenses	36,917
Total assets	21,181,358

Liabilities:
Payables:
Advisory fees	834
Shareholder servicing fees (Note 7)	2,218
Distribution fees - Class A (Note 8)	30
Fund accounting and administration fees	10,545
Transfer agent fees and expenses	7,763
Custody fees	3,161
Auditing fees	9,502
Chief Compliance Officer fees	3,004
Trustees' deferred compensation (Note 3)	2,508
Trustees' fees and expenses	195
Accrued other expenses	2,030
Total liabilities	41,790

Net Assets	$21,139,568

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$19,518,602
Total distributable earnings	1,620,966
Net Assets	$21,139,568

Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$119,498
Number of shares issued and outstanding	3,822
Net asset value per share[1]	$31.26
Maximum sales charge (5.50% of offering price)[2]	1.82
Maximum offering price to public	$33.08

Class I Shares:
Net assets applicable to shares outstanding	$21,020,070
Number of shares issued and outstanding	667,396
Net asset value per share	$31.50

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% will be imposed to the extent a finder's fee was paid on certain redemption of such shares within 18 months of the date of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

4

AAM/Phocas Real Estate Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

Investment income:
Dividends	$220,050
Interest	2,962
Total investment income	223,012

Expenses:
Advisory fees	72,597
Shareholder servicing fees (Note 7)	9,799
Distribution fees - Class A (Note 8)	117
Fund accounting and administration fees	27,056
Transfer agent fees and expenses	16,539
Custody fees	7,558
Auditing fees	9,202
Chief Compliance Officer fees	8,437
Registration fees	8,271
Legal fees	7,882
Miscellaneous	5,847
Trustees' fees and expenses	5,257
Shareholder reporting fees	2,539
Insurance fees	688
Total expenses	181,789
Advisory fees waived	(72,597)
Other expenses absorbed	(8,557)
Net expenses	100,635
Net investment income	122,377

Realized and Unrealized Loss:
Net realized loss on:
Investments	(12,839)
Net realized loss	(12,839)
Net change in unrealized appreciation/depreciation on:
Investments	(3,102,798)
Net change in unrealized appreciation/depreciation	(3,102,798)
Net realized and unrealized loss	(3,115,637)

Net Decrease in Net Assets from Operations	$(2,993,260)

See accompanying Notes to Financial Statements.

5

AAM/Phocas Real Estate Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$122,377	$240,791
Net realized gain (loss) on investments	(12,839)	381,856
Net change in unrealized appreciation/depreciation on investments	(3,102,798)	2,972,476
Net increase (decrease) in net assets resulting from operations	(2,993,260)	3,595,123

Distributions to Shareholders:
Distributions:
Class A	(208)	(2,200)
Class I	(62,595)	(982,014)
From return of capital:
Class A	-	(18)
Class I	-	(8,019)
Total distributions to shareholders	(62,803)	(992,251)

Capital Transactions:
Net proceeds from shares sold:
Class A	80,901	64,944
Class I	1,359,630	10,659,756
Reinvestment of distributions:
Class A	208	2,218
Class I	62,595	990,033
Cost of shares redeemed:
Class A1	(11,366)	(4)
Class I2	(2,403,646)	(1,118,061)
Net increase (decrease) in net assets from capital transactions	(911,678)	10,598,886

Total increase (decrease) in net assets	(3,967,741)	13,201,758

Net Assets:
Beginning of period	25,107,309	11,905,551
End of period	$21,139,568	$25,107,309
Capital Share Transactions:
Shares sold:
Class A	2,349	1,773
Class I	44,525	288,195
Shares reinvested:
Class A	7	63
Class I	2,224	27,891
Shares redeemed:
Class A	(404)	-
Class I	(76,980)	(31,884)
Net increase (decrease) in capital share transactions	(28,279)	286,038

[1]	Net of redemption fee proceeds of $148 and $0, respectively.
[2]	Net of redemption fee proceeds of $2,633 and $0, respectively.

See accompanying Notes to Financial Statements.

6

AAM/Phocas Real Estate Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2020	For the Year Ended December 31,	For the Period August 27, 2018* through December 31,
	(Unaudited)	2019	2018
Net asset value, beginning of period	$35.60	$28.62	$33.10
Income from Investment Operations:
Net investment income[1]	0.13	0.48	0.14
Net realized and unrealized gain (loss)	(4.40)	8.10	(3.36)
Total from investment operations	(4.27)	8.58	(3.22)

Less Distributions:
From net investment income	(0.07)	(0.50)	(0.80)
From net realized gain	-	(1.09)	(0.46)
From return of capital	-	(0.01)	-
Total distributions	(0.07)	(1.60)	(1.26)

Redemption fee proceeds[1]	0.05	- [2]	-

Net asset value, end of period	$31.26	$35.60	$28.62

Total return[3]	(11.97)%[4]	30.11%	(9.92)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$119	$67	$1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.88%[5]	2.43%	3.03%[5]
After fees waived and expenses absorbed	1.15%[5]	1.15%	1.15%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.12%[5]	0.04%	(0.56)%[5]
After fees waived and expenses absorbed	0.85%[5]	1.32%	1.32%[5]

Portfolio turnover rate	25%[4]	17%	30%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 18 months of the date of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

7

AAM/Phocas Real Estate Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2020	For the Year Ended December 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$35.89	$28.79	$32.39	$31.95	$31.23	$32.44
Income from Investment Operations:
Net investment income[1]	0.18	0.55	0.54	0.72	0.83	0.57
Net realized and unrealized gain (loss)	(4.48)	8.18	(3.03)	1.65	1.51	(0.18)
Total from investment operations	(4.30)	8.73	(2.49)	2.37	2.34	0.39

Less Distributions:
From net investment income	(0.09)	(0.53)	(0.65)	(0.33)	(0.35)	(0.36)
From net realized gain	-	(1.09)	(0.46)	(1.60)	(1.27)	(1.24)
From return of capital	-	(0.01)	-	-	-	-
Total distributions	(0.09)	(1.63)	(1.11)	(1.93)	(1.62)	(1.60)

Redemption fee proceeds[1]	- [2]	-	-	-	-	-

Net asset value, end of period	$31.50	$35.89	$28.79	$32.39	$31.95	$31.23

Total return[3]	(11.95)%[4]	30.45%	(7.85)%	7.35%	7.64%	1.28%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,020	$25,041	$11,905	$12,568	$12,421	$11,052

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.63%[5]	2.18%	2.26%	1.97%	2.17%	2.30%
After fees waived and expenses absorbed	0.90%[5]	0.90%	1.28%[6]	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.37%[5]	0.29%	0.75%	1.71%[7]	1.90%[7]	0.95%[7]
After fees waived and expenses absorbed	1.10%[5]	1.57%	1.73%	2.18%	2.57%	1.75%

Portfolio turnover rate	25%[4]	17%	30%	25%	26%	30%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective August 27, 2018, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.90%. Prior to August 27, 2018, the annual fund operating expense limitation was 1.50%.
[7]	Unaudited.

See accompanying Notes to Financial Statements.

8

AAM/Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (Unaudited)

Note 1 – Organization

AAM/Phocas Real Estate Fund (the “Fund”) is organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term total investment return through a combination of capital appreciation and current income.

At the close of business on August 24, 2018 (the “Reorganization Date”), the Fund acquired the assets and liabilities of the Phocas Real Estate Fund (the “Predecessor Fund”), a separate series of Forum Funds II, which commenced operations on September 29, 2006. The only activity was a transfer of 411,898 shares of the Fund’s Class I shares in exchange for the net assets of the Predecessor Fund at $13,679,556. This exchange was nontaxable.

The primary net assets received by the Fund were cash, receivables and securities of the Predecessor Fund with a fair value of $13,650,651 (identified cost of investments transferred were $10,132,426), totaling $13,679,556. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

As a result of the reorganization, the Fund will be the accounting successor of the Predecessor Fund. The Fund currently offers three classes of shares: Class A, Class C, and Class I. Class A commenced operations on August 27, 2018. Class C shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

9

AAM/Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Real Estate Industry Risk

The Fund concentrates investment of its net assets in the real estate industry (by investing in REITs and other companies that invest in real estate assets). Therefore, it is particularly vulnerable to the risks of the real estate industry. Declines in real estate values, changes in interest rates, economic downturns, overbuilding and changes in zoning laws and government regulations can have a significant negative effect on companies in the real estate industry.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

10

AAM/Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, any tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended December 31, 2016-2019 and as of and during the six months ended June 30, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Fund will make distributions of net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.65% of the Fund’s average daily net assets. The Advisor has engaged Phocas Financial Corporation (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Fund’s advisor has contractually agreed to waive its fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.15% and 0.90% of the average daily net assets of the Fund's Class A and Class I Shares, respectively. This agreement is effective until April 30, 2030 and it may be terminated before that date only by the Trust's Board of Trustees.

11

AAM/Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

For the six months ended June 30, 2020, the Advisor waived all of its fees and absorbed other expenses totaling $81,154 for the Fund. The Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At June 30, 2020, the amount of these potentially recoverable expenses was $362,778. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:

2021	$85,539
2022	196,085
2023	81,154
Total	$362,778

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2020, are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended June 30, 2020, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

12

AAM/Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2020, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2020, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$19,305,799

Gross unrealized appreciation	$3,661,437
Gross unrealized depreciation	(2,121,468)

Net unrealized appreciation on investments	$1,539,969

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(27,256)
Trustees’ deferred compensation	(2,174)
Unrealized appreciation on investments	4,706,459
Total accumulated earnings	$4,677,029

The tax character of the distributions paid during the fiscal years ended December 31, 2019 and December 31, 2018 were as follows:

Distributions paid from:	2019	2018
Ordinary income	$335,657	$249,790
Return of capital	8,037	-
Net long-term capital gains	648,557	206,479
Total distributions paid	$992,251	$456,269

As of December 31, 2019, the Fund had qualified Post October Losses of $27,256. Capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

13

AAM/Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended June 30, 2020 and the year ended December 31, 2019, the Fund received $2,781 and $0, respectively.

Note 6 - Investment Transactions

For the six months ended June 30, 2020, purchases and sales of investments, excluding short-term investments and options, were $5,435,858 and $5,881,663, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2020, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the plan.

For the six months ended June 30, 2020, the Fund’s distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

14

AAM/Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$20,402,984	$-	$-	$20,402,984
Short-Term Investments	442,784			442,784
Total Investments	$20,845,768	$-	$-	$20,845,768

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.
15

AAM/Phocas Real Estate Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

Note 11 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund’s, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund’s invests and may lead to losses on your investment in the Fund’s. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

16

AAM/Phocas Real Estate Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on March 11-12, 2020, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Advisors Asset Management, Inc. (the “Investment Advisor”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Phocas Financial Corporation (the “Sub-Advisor”), with respect to the AAM/Phocas Real Estate Fund series of the Trust (the “Fund”) for additional one-year terms from when they otherwise would expire. The Advisory Agreement and the Sub-Advisory Agreement are referred to below as the “Fund Advisory Agreements.” In approving renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the FTSE Nareit All Equity REITs Index and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Real Estate fund universe (the “Fund Universe”) for the one-, three-, five-, and ten-year periods ended December 31, 2019; reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreement and Sub-Advisory Agreement, respectively. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Advisors Asset Management, Inc.

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s total return for the one-year period was above the Peer Group and Fund Universe median returns and the FTSE Nareit All Equity REITs Index return. The Fund’s annualized total returns for the three-, five-, and ten-year periods were above the Peer Group and Fund Universe median returns, but below the FTSE Index returns by 1.42%, 1.36%, and 0.81%, respectively. The Trustees noted the Investment Advisor’s explanation that prior to the reorganization of the Fund’s predecessor into the Fund, the predecessor fund’s expenses were relatively high, which caused the Fund to underperform relative to the FTSE Index for the longer-term periods.

17

AAM/Phocas Real Estate Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisor, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Investment Advisor’s overall supervision of the Fund; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Fund Universe medians. The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were below the Peer Group median and were the same as the Fund Universe median.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended December 31, 2019, noting that the Investment Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Fund, and did not realize a profit. The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Phocas Financial Corporation

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to the Fund were satisfactory.

18

AAM/Phocas Real Estate Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by the Sub-Advisor with respect to the Fund and noted that it was lower than the advisory fees the Sub-Advisor charges to manage separate accounts for institutional clients using a similar investment strategy as the Fund. The Board observed that the Investment Advisor pays the Sub-Advisor’s sub-advisory fee out of the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to the Fund.

Benefits to the Sub-Advisor

The Board considered the benefits received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Fund Advisory Agreements was in the best interests of the Fund and its shareholders and, accordingly, renewed each Fund Advisory Agreement.

19

AAM/Phocas Real Estate Fund

EXPENSE EXAMPLE

For the Six Months Ended June 30, 2020 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		1/1/20	6/30/20	1/1/20–6/30/20
Class A	Actual Performance	$1,000.00	$880.30	$5.38
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.14	5.78
Class I	Actual Performance	1,000.00	880.50	4.21
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.38	4.53

*	Expenses are equal to the Fund's annualized expense ratio of 1.15% and 0.90% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/366 ( to reflect the six month period). The expense ratios reflect the expense waiver. Assumes all dividends and distributions were reinvested.
20

AAM/Phocas Real Estate Fund

A series of Investment Managers Series Trust

Investment Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Advisor

Phocas Financial Corporation

980 Atlantic Avenue, Suite 106

Alameda, California 94501

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/Phocas Real Estate Fund - Class A	APRAX	46141Q 220
AAM/Phocas Real Estate Fund – Class I	APRIX	46141Q 238

Privacy Principles of the AAM/Phocas Real Estate Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/Phocas Real Estate Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 966-9661.

AAM/Phocas Real Estate Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 966-9661

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	09/08/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	09/08/20

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	09/08/20